UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Registrant: Legg Mason Capital Management Special Investment Trust, Inc.

Address of Principal Executive Offices: 100 International Drive, Baltimore, MD 21202

Name and address of agent for service:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Item 1.	Report to Shareholders

Legg Mason Capital Management

Special Investment Trust, Inc.

Annual Report to Shareholders October 31, 2009

Contents

Fund Objective

The Fund seeks capital appreciation.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Special Investment Trust, Inc. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Capital Management Special Investment Trust, Inc.’s short period annual report for the seven months ended October 31, 2009.

Total returns, excluding sales charges, for the seven-month period ended October 31, 2009 were:

Total Returns (unaudited)
Seven Months
Class A	61.39%
Class C*	60.74%
Class R	60.99%
Class FI*	61.28%
Class I*	61.73%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be sustainable over longer periods. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance would have been lower if fees and expenses had not been waived and/or reimbursed. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The gross expense ratios for Classes A, C, R, FI and I were 1.14%, 1.82%, 1.47%, 1.21% and 0.79%, respectively, as indicated in the Fund’s most current prospectus dated August 1, 2009. These expenses include management fees, 12b-1 distribution and/or service fees and other expenses. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase. Prior to October 5, 2009, Class FI and Class I were known as the Financial Intermediary Class and the Institutional Class, respectively.

2	Annual Report to Shareholders

At a meeting held in May 2009, the Fund’s Board of Directors approved changing the fiscal year-end of the Fund from March 31 to October 31. As a result of this change, shareholders are being provided with a short period annual report and a “stub-period” audit for the seven-month period from April 1, 2009 through October 31, 2009.

Please read on for a more detailed look at the prevailing economic and market conditions during the Fund’s abbreviated reporting period and to learn how those conditions have affected Fund performance. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund’s share classes included in this report, please contact your financial advisor.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,
Mark R. Fetting Chairman	David Odenath President

November 27, 2009

Annual Report to Shareholders	3

Management’s Discussion of Fund Performance

Legg Mason Capital Management Special Investment Trust, Inc.

Total returns, excluding sales charges, for the Fund for the seven-month period from April 1, 2009 through October 31, 2009 are presented below, along with those of comparative indices:

Total Returns (unaudited)
Seven Months
Class A	61.39%
Class C*	60.74%
Class R	60.99%
Class FI*	61.28%
Class I*	61.73%
S&P MidCap 400 IndexA	36.01%
Lipper Mid-Cap Core Funds Category AverageB	35.99%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be sustainable over longer periods. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of dividends and capital gain distributions. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance would have been lower if fees and expenses had not been waived and/or reimbursed. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase. Prior to October 5, 2009, Class FI and Class I were known as the Financial Intermediary Class and the Institutional Class, respectively.

For the seven-month period from April 1, 2009 through October 31, 2009, Class C shares of Legg Mason Capital Management Special Investment Trust, Inc., excluding sales charges, returned 60.74%. The Fund’s unmanaged benchmark, the S&P MidCap 400 Index, returned 36.01% for the same period. The Lipper Mid-Cap Core Funds Category Average returned 35.99% over the same time frame.

4	Annual Report to Shareholders

Management’s Discussion of Fund Performance — Continued

Following the stock market bottom in early March, equities rallied strongly on the back of encouraging leading economic indicators and earnings surprises to the upside across most market sectors. Many commentators called it a “junk bull market,” as lower-quality firms — those that appeared close to collapse during the downturn — saw the greatest upside on the rebound. While unemployment remains high and is expected to persist in the near term, productivity measurements reached a bottom in the middle of the summer and have since seemed to indicate stabilization. Moreover, it is widely thought that the U.S. economy exited the recession in the summer, which helped stocks rally strongly in August before settling down modestly this fall. The continued weakening of the U.S. dollar, coupled with investor optimism about recovering demand for industrial commodities, helped push crude prices and other commodity prices higher throughout the period. Gold, for instance, made all-time nominal highs into the fall, breaking the psychologically important $1,000 per ounce mark.

The best performing stocks in the Fund during the period were: Human Genome Sciences Inc., Genworth Financial Inc., KKR Financial Holdings LLC, Radian Group Inc., Hartford Financial Services Group Inc., Trina Solar Ltd. (ADR), XL Capital Ltd., Capital One Financial Corp. and Expedia Inc. Laggards included: PrivateBancorp Inc., Alkermes Inc., KeyCorp, Burger King Holdings Inc., Sprint Nextel Corp., Career Education Corp., Heckmann Corp. and Gen-Probe Inc.

On a performance contribution basis, which takes into account both price performance and portfolio weighting, the biggest contributors to performance during the period were: Assured Guaranty Ltd., XL Capital Ltd., International Game Technology, Prudential Financial Inc., Expedia Inc., Marine Harvest, eBay Inc. and Lennar Corp. Stocks that detracted from the Fund’s absolute performance during the period included Alkermes Inc., Career Education Corp., Heckmann Corp., KeyCorp, Western Alliance Bancorp, Super Dimension Ltd. and PennyMac Mortgage Investment Trust. On a sector basis, the largest contribution to relative performance came from the Fund’s overweighting in the Financials sector, with strong contributions from Consumer Discretionary, Utilities and Information Technology stocks as well. The Fund’s relative performance was negatively impacted by its underweight in Industrials, as well as the performance of its Health Care names.

Legg Mason Capital Management, Inc.

November 25, 2009

Annual Report to Shareholders	5

Portfolio holdings and breakdowns are as of October 31, 2009 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Assured Guaranty Ltd. (4.4%), Red Hat Inc. (3.2%), eBay Inc. (2.9%), Calpine Corp. (2.6%), Lennar Corp. (2.6%), Continental Airlines Inc. (2.5%), Prudential Financial Inc. (2.4%), Kennametal Inc. (2.4%), Nalco Holding Co. (2.3%) and Take-Two Interactive Software Inc. (2.3%). Please refer to pages 18 through 22 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2009 were: Financials (27.4%), Information Technology (20.8%), Health Care (15.6%), Industrials (11.9%) and Consumer Discretionary (9.4%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund may invest in high-yield bonds, which possess greater price volatility, illiquidity and possibility of default. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

A	The S&P MidCap 400 Index is a market value weighted index which consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the seven-month period from April 1, 2009 through October 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 374 funds in the Fund’s Lipper category, and excluding sales charges.

6	Annual Report to Shareholders

Expense Example (Unaudited)

Legg Mason Capital Management Special Investment Trust, Inc.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2009 and held through October 31, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009. The ending values assume dividends were reinvested at the time they were paid.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the second line for each class of the table is useful in

Annual Report to Shareholders	7

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During the Period[1] 5/1/09-10/31/09
Class A:
Actual	$1,000.00	$1,347.70	$5.92
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09
Class C:
Actual	$1,000.00	$1,342.10	$10.39
Hypothetical (5% return before expenses)	1,000.00	1,016.33	8.94
Class R:
Actual	$1,000.00	$1,345.60	$7.39
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class FI2:
Actual	$1,000.00	$1,347.50	$5.98
Hypothetical (5% return before expenses)	1,000.00	1,020.11	5.14
Class I2:
Actual	$1,000.00	$1,349.40	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,021.58	3.67

[1]

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00%, 1.76%, 1.25%, 1.01% and 0.72% for Class A, Class C, Class R, Class FI and Class I shares, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (184) and divided by 365.

[2]	On October 5, 2009, Financial Intermediary Class shares and Institutional Class shares were renamed Class FI and Class I shares, respectively.

8	Annual Report to Shareholders

Performance Information (Unaudited)

Fund Performance

Average Annual Total Returns[1]
	Without Sales Charges[2]
	Class A		Class C		Class R		Class FI3		Class I3
Six Months Ended 10/31/09	34.77	%†	34.21	%†	34.56	%†	34.75	%†	34.94	%†
Twelve Months Ended 10/31/09	N/A		38.93		39.31		39.67		40.35
Five Years Ended 10/31/09	N/A		–1.40		N/A		–0.70		–0.36
Ten Years Ended 10/31/09	N/A		2.62		N/A		N/A		3.71
Inception* through 10/31/09	58.02	†	10.08		–12.06		–0.50		10.40

	With Sales Charges[4]
	Class A		Class C		Class R		Class FI3		Class I3
Six Months Ended 10/31/09	27.03	%†	33.21	%†	34.56	%†	34.75	%†	34.94	%†
Twelve Months Ended 10/31/09	N/A		37.93		39.31		39.67		40.35
Five Years Ended 10/31/09	N/A		–1.40		N/A		–0.70		–0.36
Ten Years Ended 10/31/09	N/A		2.62		N/A		N/A		3.71
Inception* through 10/31/09	48.89	†	10.08		–12.06		–0.50		10.40

Cumulative Total Returns[1]
Without Sales Charges[2]
Class A (Inception date of 2/3/09 through 10/31/09)	58.02%
Class C (10/31/99 through 10/31/09)	29.54
Class R (Inception date of 12/28/06 through 10/31/09)	–30.59
Class FI3 (Inception date of 7/30/04 through 10/31/09)	–2.61
Class I3 (10/31/99 through 10/31/09)	43.89

†	Not annualized.

[1]

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would have been lower.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. On February 1, 2009, Class C shares began to charge a CDSC for shares bought by investors on and after that date and redeemed within one year of purchase.

[3]	On October 5, 2009, Financial Intermediary Class shares and Institutional Class shares were renamed Class FI and Class I shares, respectively.

[4]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, Class C, Class R, Class FI and Class I shares are February 3, 2009, December 30, 1985, December 28, 2006, July 30, 2004 and December 1, 1994, respectively.

Annual Report to Shareholders	9

Legg Mason Capital Management Special Investment Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to those of the S&P MidCap 400 Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Class A and Class C shares and an initial $1,000,000 investment in each of Class R, Class FI 1 and Class I1 shares for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume the reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

[1]	On October 5, 2009, Financial Intermediary Class shares and Institutional Class shares were renamed Class FI and Class I shares, respectively.

10	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $10,000 Investment — Class A Shares

Hypothetical illustration of $10,000 invested in Class A shares on February 3, 2009 (commencement of operations), assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders	11

Growth of a $10,000 Investment — Class C Shares

Hypothetical illustration of $10,000 invested in Class C shares on October 31, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Class R Shares

Hypothetical illustration of $1,000,000 invested in Class R shares on December 28, 2006 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders	13

Growth of a $1,000,000 Investment — Class FI1 Shares

Hypothetical illustration of $1,000,000 invested in Class FI shares on July 30, 2004 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

14	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Class I1 Shares

Hypothetical illustration of $1,000,000 invested in Class I shares on October 31, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

Annual Report to Shareholders	15

Portfolio Composition (as of October 31, 2009)1

(As a percentage of the portfolio)

Top 10 Holdings (As of October 31, 2009)1

Security	% of Net Assets
Assured Guaranty Ltd.	4.4%
Red Hat Inc.	3.2%
eBay Inc.	2.9%
Calpine Corp.	2.6%
Lennar Corp.	2.6%
Continental Airlines Inc., Class B Shares	2.5%
Prudential Financial Inc.	2.4%
Kennametal Inc.	2.4%
Nalco Holding Co.	2.3%
Take-Two Interactive Software Inc.	2.3%

[1]	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

16	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Selected Portfolio Performance2

Strongest performers for the period ended October 31, 2009
1	Human Genome Sciences Inc.*	2151.81%
2	Genworth Financial Inc.	458.95%
3	KKR Financial Holdings LLC	420.45%
4	Radian Group Inc.*	218.48%
5	The Hartford Financial Services Group*	214.11%
6	Trina Solar Ltd. — ADR*	211.71%
7	XL Capital Ltd	204.88%
8	Capital One Financial Corp.*	200.02%
9	Expedia Inc.	149.67%
10	Lenovo Group Ltd.*	147.75%

Weakest performers for the period ended October 31, 2009
1	PrivateBancorp Inc.*	–36.81%
2	Alkermes Inc.	–34.30%
3	KeyCorp*	–31.27%
4	Super Dimension Ltd., Series D-1	–30.00%
5	Super Dimension Ltd., Series D-2	–30.00%
6	Burger King Holdings Inc.*	–24.68%
7	Sprint Nextel Corp.	–17.09%
8	Career Education Corp.*	–13.02%
9	Heckmann Corp.*	–11.62%
10	Gen-Probe Inc.*	–8.47%

[2]	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

*	Security held for only a portion of the period.

Annual Report to Shareholders	17

Portfolio Changes

New positions established during the period ended October 31, 2009	Positions completely sold during the period ended October 31, 2009
Kennametal Inc.	Marvell Technology Group Ltd.
Stryker Corp.	Mercadolibre Inc.
Micron Technology Inc.	United Therapeutics Corp.
Safeway Inc.	Analog Devices Inc.
Human Genome Sciences Inc.	Petrohawk Energy Corp.
SunTrust Banks Inc.	Waters Corp.
Allied World Assurance Co. Holdings Ltd	Max Capital Group Ltd.
C. R. Bard Inc.	Heckmann Corp.
Chesapeake Energy Corp.	J.C. Penney Co. Inc.
Capital One Financial Corp.	Career Education Corp.
Pennymac Mortgage Investment Trust	The Corporate Executive Board Co.
Burger King Holdings Inc.	SLM Corp.
Gen-Probe Inc.	Cimarex Energy Co.
Trina Solar Ltd — ADR	UAL Corp.
MICROS Systems Inc.	Chimera Investment Corp.
United States Steel Corp.	The Hartford Financial Services Group Inc.
Snap-On Inc.
Delta Air Lines Inc.	Lenovo Group Ltd.
Penson Worldwide Inc.	Affymetrix Inc.
PrivateBancorp Inc.	MetLife Inc.
KeyCorp	Downey Financial Corp.
Western Alliance Bancorp
Radian Group Inc.

18	Annual Report to Shareholders

Portfolio of Investments

Legg Mason Capital Management Special Investment Trust, Inc.

October 31, 2009

	Shares/Par	Value

Common Stocks and Equity Interests — 98.6%

Consumer Discretionary — 9.4%
Automobiles — 1.5%
Harley-Davidson Inc.	700,000	$17,444,000

Hotels, Restaurants and Leisure — 3.7%
Burger King Holdings Inc.	1,000,000	17,160,000
International Game Technology	1,400,000	24,976,000

		42,136,000

Household Durables — 2.6%
Lennar Corp.	2,300,000	28,980,000

Internet and Catalog Retail — 1.6%
Expedia Inc.	800,000	18,136,000	A

Consumer Staples — 2.9%
Food and Staples Retailing — 2.0%
Safeway Inc.	1,000,000	22,330,000

Food Products — 0.9%
Marine Harvest	14,000,000	10,168,271	A,B

Energy — 3.4%
Energy Equipment and Services — 1.8%
Exterran Holdings Inc.	1,000,000	20,430,000	A

Oil, Gas and Consumable Fuels — 1.6%
Chesapeake Energy Corp.	750,000	18,375,000

Financials — 27.4%
Capital Markets — 3.8%
Fortress Investment Group LLC	4,500,000	18,855,000	A
Penson Worldwide Inc.	1,200,000	11,700,000	A
SEI Investments Co.	700,000	12,229,000

		42,784,000

Commercial Banks — 4.2%
KeyCorp	1,900,000	10,241,000
PrivateBancorp Inc.	1,200,000	10,956,000

Annual Report to Shareholders	19

	Shares/Par	Value

Financials — Continued
Commercial Banks — Continued
SunTrust Banks Inc.	1,000,000	$19,110,000
Western Alliance Bancorp	1,750,000	7,612,500	A

		47,919,500

Consumer Finance — 1.6%
Capital One Financial Corp.	500,000	18,300,000

Diversified Financial Services — 2.1%
KKR Financial Holdings LLC	5,100,000	23,358,000	A

Insurance — 12.2%
Allied World Assurance Co. Holdings Ltd.	425,000	19,023,000
Assured Guaranty Ltd.	3,000,000	49,740,000
Genworth Financial Inc.	2,000,000	21,240,000	A
Prudential Financial Inc.	600,000	27,138,000
Syncora Holdings Ltd.	4,202,041	1,428,694	A,C
XL Capital Ltd.	1,200,000	19,692,000

		138,261,694

Real Estate Investment Trusts (REITs) — 3.0%
Hatteras Financial Corp.	600,000	16,860,000
Pennymac Mortgage Investment Trust	950,000	17,489,500	A,C

		34,349,500

Thrifts and Mortgage Finance — 0.5%
Radian Group Inc.	1,000,000	5,790,000

Health Care — 14.1%
Biotechnology — 3.1%
Alkermes Inc.	2,000,000	15,940,000	A
Human Genome Sciences Inc.	1,050,000	19,624,500	A

		35,564,500

Health Care Equipment and Supplies — 8.9%
C.R. Bard Inc.	250,000	18,767,500
Gen-Probe Inc.	400,000	16,688,000	A
Mindray Medical International Ltd. – ADR	725,000	22,279,250

20	Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Health Care — Continued
Health Care Equipment and Supplies — Continued
Stryker Corp.	550,000	$25,300,000
Zimmer Holdings Inc.	350,000	18,399,500	A

		101,434,250

Health Care Providers and Services — 2.1%
WellPoint Inc.	500,000	23,380,000	A

Industrials — 11.9%
Airlines — 3.7%
Continental Airlines Inc., Class B Shares	2,500,000	28,750,000	A
Delta Air Lines Inc.	1,800,000	12,852,000	A

		41,602,000

Commercial Services and Supplies — 1.9%
Copart Inc.	650,000	20,910,500	A

Construction and Engineering — 1.3%
Quanta Services Inc.	700,000	14,840,000	A

Electrical Equipment — 1.4%
Trina Solar Ltd. – ADR	500,000	16,240,000	A

Machinery — 3.6%
Kennametal Inc.	1,150,000	27,094,000
Snap-On Inc.	375,000	13,698,750

		40,792,750

Information Technology — 20.8%
Internet Software and Services — 6.1%
DealerTrack Holdings Inc.	950,000	15,656,000	A
eBay Inc.	1,500,000	33,405,000	A
Rackspace Hosting Inc.	1,200,000	20,100,000	A

		69,161,000

IT Services — 3.9%
Euronet Worldwide Inc.	800,000	18,920,000	A
Paychex Inc.	900,000	25,569,000

		44,489,000

Annual Report to Shareholders	21

	Shares/Par	Value

Information Technology — Continued
Semiconductors and Semiconductor Equipment — 4.0%
Micron Technology Inc.	3,700,000	$25,123,000	A
National Semiconductor Corp.	1,500,000	19,410,000

		44,533,000

Software — 6.8%
MICROS Systems Inc.	550,000	14,806,000	A
Red Hat Inc.	1,400,000	36,134,000	A
Take-Two Interactive Software Inc.	2,400,000	26,328,000	A

		77,268,000

Materials — 3.5%
Chemicals — 2.3%
Nalco Holding Co.	1,250,000	26,437,500

Metals and Mining — 1.2%
United States Steel Corp.	400,000	13,796,000

Telecommunication Services — 2.6%
Wireless Telecommunication Services — 2.6%
NII Holdings Inc.	700,000	18,851,000	A
Sprint Nextel Corp.	3,500,000	10,360,000	A

		29,211,000

Utilities — 2.6%
Independent Power Producers and Energy Traders — 2.6%
Calpine Corp.	2,600,000	29,224,000	A

Total Common Stocks and Equity Interests (Cost — $953,116,268)		1,117,645,465
Preferred Stocks — 1.5%

Health Care — 1.5%
Biotechnology — 0.9%
BG Medicine Inc.	1,538,462	10,000,003	B,C,D,E

22	Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Health Care — Continued
Health Care Equipment and Supplies — 0.6%
Super Dimension Ltd., Series D-1	256,650	$3,849,750	B,C,D,E
Super Dimension Ltd., Series D-2	209,986	3,149,790	B,C,D,E

		6,999,540

Total Preferred Stocks (Cost — $20,000,012)		16,999,543
Repurchase Agreements — 0.6%
Bank of America 0.03%, dated 10/30/09, to be repurchased at $3,279,401 on 11/2/09 (Collateral: $3,315,000 Federal Home Loan Bank Bonds, 2.050%, due 8/10/12, value $3,352,047)	$3,279,393	3,279,393
Goldman Sachs & Co. 0.05%, dated 10/30/09, to be repurchased at $3,279,407 on 11/2/09 (Collateral: $3,355,000 Fannie Mae Notes, 3.000%, due 10/29/14, value $3,346,859)	3,279,393	3,279,393

Total Repurchase Agreements (Cost — $6,558,786)		6,558,786
Total Investments — 100.7% (Cost — $979,675,066)F		1,141,203,794
Other Assets Less Liabilities — (0.7)%		(7,625,522)

Net Assets — 100.0%		$1,133,578,272

A	Non-income producing.

B	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

C

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At October 31, 2009, the total market value of Affiliated Companies was $35,917,737, and the cost was $48,913,020.

D	Illiquid security. At October 31, 2009, the value of these securities amounted to $16,999,543 or 1.5% of net assets.

E	Restricted Security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

F	At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$249,577,510
Gross unrealized depreciation	(96,131,058)

Net unrealized appreciation	$153,446,452

ADR — American Depositary Receipt

See notes to financial statements.

Annual Report to Shareholders	23

Statement of Assets and Liabilities

Legg Mason Capital Management Special Investment Trust, Inc.

October 31, 2009

Assets:
Investment securities at value:
Affiliated companies (Cost – $48,913,020)		$35,917,737
Non-affiliated companies (Cost – $924,203,260)		1,098,727,271
Short-term securities at value (Cost – $6,558,786)		6,558,786
Receivable for securities sold		11,482,781
Dividends and interest receivable		512,015
Receivable for fund shares sold		429,377
Other assets		10,303

Total assets		1,153,638,270
Liabilities:
Payable for securities purchased	$14,255,720
Payable for fund shares repurchased	3,748,516
Accrued distribution and service fees	852,674
Accrued management fee	726,438
Accrued expenses	476,650

Total liabilities		20,059,998

Net Assets		$1,133,578,272

Net assets consist of:
Accumulated paid-in-capital		$1,454,227,364
Accumulated net investment loss		(302)
Accumulated net realized loss on investments and foreign currency transactions		(482,171,744)
Unrealized appreciation of investments and foreign currency transactions		161,522,954

Net Assets		$1,133,578,272

Net Asset Value Per Share:
Class A (and redemption price) (1,627,515 shares outstanding)		$23.45

Class CA (38,730,329 shares outstanding)		$23.34

Class R (and redemption price) (473,641 shares outstanding)		$29.59

Class FIB (and redemption price) (393,973 shares outstanding)		$29.82

Class IB (and redemption price) (5,432,942 shares outstanding)		$30.47

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)		$24.88

A	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC, if shares are redeemed within one year from purchase payment.

B	On October 5, 2009, Financial Intermediary and Institutional Class shares were renamed Class FI and I shares, respectively.

See notes to financial statements.

24	Annual Report to Shareholders

Statement of Operations

Legg Mason Capital Management Special Investment Trust, Inc.

For the Period Ended October 31, 2009† and the Year Ended March 31, 2009
	October 31, 2009	March 31, 2009
Investment Income:
Dividends:
Affiliated companies	—	$8,648,094
Non-affiliated companies	$8,096,335	13,040,534
Interest	215,500	1,646,830
Less: Foreign taxes withheld	(29,000)	—

Total income	$8,282,835	$23,335,458
Expenses:
Distribution and service fees (Notes 3 and 5)	$5,070,539	$11,794,876
Management fees (Note 3)	4,275,833	9,464,268
Transfer agent and shareholder servicing expenses (Note 5)	261,425	723,047
Shareholder reports expenses (Note 5)	65,728	317,090
Audit and legal fees	59,263	104,840
Registration fees	46,752	92,101
Custodian fees	13,482	188,003
Directors’ fees and expenses	5,680	110,931
Other expenses	8,753	136,891

	9,807,455	22,932,047
Less: Expenses reimbursed (Notes 3 and 5)	(33,626)	(141,525)
Compensating balance credits	—	(513)

Net expenses	9,773,829	22,790,009

Net Investment Income (Loss)	(1,490,994)	545,449
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(30,078,074)	(451,535,803)
Foreign currency transactions	(45,367)	(29,301)

	(30,123,441)	(451,565,104	)A
Change in unrealized appreciation/(depreciation) of:
Investments	477,556,319	(183,703,248)
Foreign currency translations	(5,755)	(21)

	477,550,564	(183,703,269)

Net Realized and Unrealized Gain/(Loss) on Investments	447,427,123	(635,268,373)
Change in Net Assets Resulting From Operations	$445,936,129	$(634,722,924)

†	For the period April 1, 2009 through October 31, 2009.

A	Included $(60,912,758) of net realized loss on the sale of shares of Affiliated companies.

See notes to financial statements.

Annual Report to Shareholders	25

Statement of Changes in Net Assets

Legg Mason Capital Management Special Investment Trust, Inc.

	For the Period Ended, October 31, 2009A	For the Years Ended March 31,
		2009		2008
Change in Net Assets:
Net investment income/(loss)	$(1,490,994)	$545,449		$(29,808,698)
Net realized gain/(loss)	(30,123,441)	(451,565,104)		264,057,498
Change in unrealized appreciation/(depreciation)	477,550,564	(183,703,269)		(1,163,759,090)
Change in net assets resulting from operations	445,936,129	(634,722,924)		(929,510,290)
Distributions to shareholders from:
Net realized gain on investments:
Class CB	—	—		(404,352,400)
Class R	—	—		(1,097,604)
Class FIC	—	—		(6,848,534)
Class IC	—	—		(31,990,688)
Change in net assets from fund share transactions:
Class A	(991,132)	25,173,685	D	—
Class CB	(71,418,085)	(576,017,747)		(414,797,202)
Class R	(1,237,203)	(972,528)		24,590,548
Class FIC	88,917	(12,058,968)		(14,774,163)
Class IC	15,745,400	(34,066,902)		26,513,260
Change in net assets	388,124,026	(1,232,665,384)		(1,752,267,073)
Net Assets:
Beginning of period	745,454,246	1,978,119,630		3,730,386,703
End of period	$1,133,578,272	$745,454,246		$1,978,119,630
Undistributed net investment income	—	$110,738		—
Accumulated net investment loss	$(302)	—		$(405,410)

A	For the period April 1, 2009 through October 31, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C Shares.

C	On October 5, 2009, Financial Intermediary and Institutional Class shares were renamed Class FI and I shares, respectively.

D	For the period February 3, 2009 (commencement of operations) to March 31, 2009.

See notes to financial statements.

26	Annual Report to Shareholders

Financial Highlights

Legg Mason Capital Management Special Investment Trust, Inc.

For a share of each class of capital stock outstanding:

Class A:

	Period Ended October 31,	Period Ended March 31,
	2009A	2009B
Net asset value, beginning of period	$14.53	$14.84
Investment operations:
Net investment incomeC	.04	.01
Net realized and unrealized gain/(loss)	8.88	(.32)
Total from investment operations	8.92	(.31)
Net asset value, end of period	$23.45	$14.53
Total returnD	61.39%	(2.09)%
Ratios to Average Net Assets:E
Total expensesF	1.03%	1.14%
Expenses net of expense reimbursements, if anyF	1.03%	1.13%
Expenses net of all reductionsF	1.03%	1.13%
Net investment income	.32%	.43%
Supplemental Data:
Portfolio turnover rate	42.3%	77.9%
Net assets, end of period (in thousands)	$38,171	$24,329

A	For the period April 1, 2009 through October 31, 2009.

B	For the period February 3, 2009 (commencement of operations) to March 31, 2009.

C	Computed using average daily shares outstanding.

D

Performance figures, exclusive of sales charges, may reflect compensating balance credits and/or expense reimbursements. In the absence of compensating balance credits and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

E	Annualized.

F

Total expenses reflects operating expenses prior to any expense reimbursements and/or compensating balance credits. Expenses net of expense reimbursements reflects total expenses before compensating balance credits but net of any expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits and/or expense reimbursements.

See notes to financial statements.

Annual Report to Shareholders	27

For a share of each class of capital stock outstanding:

Class CA:

	Period Ended October 31, 2009B		Years Ended March 31,
			2009		2008		2007		2006	2005
Net asset value, beginning of period	$14.52		$25.03		$40.81		$47.78		$43.93	$46.06
Investment operations:
Net investment loss	(.05	)C	(.02	)C	(.37	)C	(.54	)C	(.61)	(.60)
Net realized and unrealized gain/(loss)	8.87		(10.49)		(10.18)		2.25		10.23	2.16
Total from investment operations	8.82		(10.51)		(10.55)		1.71		9.62	1.56
Distributions from:
Net realized gain on investments	—		—		(5.23)		(8.68)		(5.77)	(3.69)
Total distributions	—		—		(5.23)		(8.68)		(5.77)	(3.69)
Net asset value, end of period	$23.34		$14.52		$25.03		$40.81		$47.78	$43.93
Total returnD	60.74%		(41.99)%		(29.38)%		5.49%		22.79%	3.23%
Ratios to Average Net Assets:
Total expensesE	1.78	%F	1.82%		1.77%		1.78%		1.76%	1.76%
Expenses net of expense reimbursements, if anyE	1.77	%F	1.81%		1.76%		1.78%		1.76%	1.76%
Expenses net of all reductionsE	1.77	%F	1.81%		1.76%		1.77%		1.76%	1.76%
Net investment loss	(.41	)%F	(.09)%		(1.00)%		(1.31)%		(1.39)%	(1.37)%
Supplemental Data:
Portfolio turnover rate	42.3%		77.9%		51.3%		36.4%		37.9%	17.7%
Net assets, end of period (in thousands)	$904,106		$611,440		$1,735,036		$3,372,771		$3,800,486	$3,366,869

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	For the period April 1, 2009 through October 31, 2009.

C	Computed using average daily shares outstanding.

D

Performance figures, exclusive of CDSC, may reflect compensating balance credits and/or expense reimbursements. In the absence of compensating balance credits and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

E

Total expenses reflects operating expenses prior to any expense reimbursements and/or compensating balance credits. Expenses net of expense reimbursements reflects total expenses before compensating balance credits but net of any expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits and/or expense reimbursements.

F	Annualized.

See notes to financial statements.

28	Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Capital Management Special Investment Trust, Inc.

For a share of each class of capital stock outstanding:

Class R:

	Period Ended October 31, 2009A		Years Ended March 31,
			2009	2008	2007B
Net asset value, beginning of period	$18.38		$31.57	$49.86	$47.76
Investment operations:
Net investment income/(loss)C	(.01)		.08	(.12)	(.10)
Net realized and unrealized gain/(loss)	11.22		(13.27)	(12.94)	2.20
Total from investment operations	11.21		(13.19)	(13.06)	2.10
Distributions from:
Net realized gain on investments	—		—	(5.23)	—
Total distributions	—		—	(5.23)	—
Net asset value, end of period	$29.59		$18.38	$31.57	$49.86
Total returnD	60.99%		(41.78)%	(29.07)%	4.40%
Ratios to Average Net Assets:
Total expensesE	1.41	%F	1.47%	1.36%	10.37	%F
Expenses net of expense reimbursements, if anyE	1.41	%F	1.46%	1.35%	1.22	%F
Expenses net of all reductionsE	1.41	%F	1.46%	1.35%	1.22	%F
Net investment income/(loss)	(.07	)%F	.29%	(.29)%	(.91	)%F
Supplemental Data:
Portfolio turnover rate	42.3%		77.9%	51.3%	36.4%
Net assets, end of period (in thousands)	$14,016		$9,242	$17,296	$520

A	For the period April 1, 2009 through October 31, 2009.

B	For the period December 28, 2006 (commencement of operations) to March 31, 2007.

C	Computed using average daily shares outstanding.

D

Performance figures may reflect compensating balance credits and/or expense reimbursements. In the absence of compensating balance credits and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

E

Total expenses reflects operating expenses prior to any expense reimbursements and/or compensating balance credits. Expenses net of expense reimbursements reflects total expenses before compensating balance credits but net of any expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits and/or expense reimbursements.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders	29

For a share of each class of capital stock outstanding:

Class FIA:

	Period Ended October 31, 2009B		Years Ended March 31,
			2009		2008		2007		2006	2005C
Net asset value, beginning of period	$18.49		$31.68		$49.88		$55.99		$50.25	$48.25
Investment operations:
Net investment income/(loss)	.03	D	.14	D	(.13	)D	(.27	)D	(.28)	(.21)
Net realized and unrealized gain/(loss)	11.30		(13.33)		(12.84)		2.84		11.79	5.40
Total from investment operations	11.33		(13.19)		(12.97)		2.57		11.51	5.19
Distributions from:
Net realized gain on investments	—		—		(5.23)		(8.68)		(5.77)	(3.19)
Total distributions	—		—		(5.23)		(8.68)		(5.77)	(3.19)
Net asset value, end of period	$29.82		$18.49		$31.68		$49.88		$55.99	$50.25
Total returnE	61.28%		(41.63)%		(28.87)%		6.28%		23.75%	10.59%
Ratios to Average Net Assets:
Total expensesF	1.18	%G	1.21%		1.04%		1.01%		.99%	1.05	%G
Expenses net of expense reimbursements, if anyF	1.17	%G	1.20%		1.03%		1.00%		.99%	1.05	%G
Expenses net of all reductionsF	1.17	%G	1.20%		1.03%		1.00%		.99%	1.05	%G
Net investment income/(loss)	.18	%G	.49%		(.28)%		(.54)%		(.62)%	(.66	)%G
Supplemental Data:
Portfolio turnover rate	42.3%		77.9%		51.3%		36.4%		37.9%	17.7%
Net assets, end of period (in thousands)	$11,746		$7,193		$25,924		$64,892		$76,619	$16,987

A	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

B	For the period April 1, 2009 through October 31, 2009.

C	For the period July 30, 2004 (commencement of operations) to March 31, 2005.

D	Computed using average daily shares outstanding.

E

Performance figures may reflect compensating balance credits and/or expense reimbursements. In the absence of compensating balance credits and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

F

Total expenses reflects operating expenses prior to any expense reimbursements and/or compensating balance credits. Expenses net of expense reimbursements reflects total expenses before compensating balance credits but net of any expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits and/or expense reimbursements.

G	Annualized.

See notes to financial statements.

30	Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Capital Management Special Investment Trust, Inc.

For a share of each class of capital stock outstanding:

Class IA:

	Period Ended October 31, 2009B		Years Ended March 31,
			2009		2008		2007		2006	2005
Net asset value, beginning of period	$18.84		$32.13		$50.35		$56.29		$50.36	$51.76
Investment operations:
Net investment income/(loss)	.10	C	.27	C	.03	C	(.13	)C	(.17)	(.15)
Net realized and unrealized gain/(loss)	11.53		(13.56)		(13.02)		2.87		11.87	2.44
Total from investment operations	11.63		(13.29)		(12.99)		2.74		11.70	2.29
Distributions from:
Net realized gain on investments	—		—		(5.23)		(8.68)		(5.77)	(3.69)
Total distributions	—		—		(5.23)		(8.68)		(5.77)	(3.69)
Net asset value, end of period	$30.47		$18.84		$32.13		$50.35		$56.29	$50.36
Total returnD	61.73%		(41.36)%		(28.62)%		6.58%		24.09%	4.30%
Ratios to Average Net Assets:
Total expensesE	.74	%F	.79%		.72%		.73%		.72%	.73%
Expenses net of expense reimbursements, if anyE	.73	%F	.78%		.72%		.72%		.71%	.73%
Expenses net of all reductionsE	.73	%F	.78%		.72%		.72%		.71%	.73%
Net investment income/(loss)	.60	%F	.98%		.07%		(.27)%		(.35)%	(.33)%
Supplemental Data:
Portfolio turnover rate	42.3%		77.9%		51.3%		36.4%		37.9%	17.7%
Net assets, end of period (in thousands)	$165,539		$93,250		$199,864		$292,204		$328,071	$208,331

A	On October 5, 2009, Institutional Class shares were renamed Class I shares.

B	For the period April 1, 2009 through October 31, 2009.

C	Computed using average daily shares outstanding.

D

Performance figures may reflect compensating balance credits and/or expense reimbursements. In the absence of compensating balance credits and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

E

Total expenses reflects operating expenses prior to any expense reimbursements and/or compensating balance credits. Expenses net of expense reimbursements reflects total expenses before compensating balance credits but net of any expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits and/or expense reimbursements.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders	31

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc.

1.  Organization and Significant Accounting Policies:

Legg Mason Capital Management Special Investment Trust, Inc. (formerly known as Legg Mason Special Investment Trust, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company. At the May 2009 meeting, the Board of Directors approved changing the Fund’s fiscal year end from March 31st to October 31st. This change resulted in a “stub period” annual report being produced for the seven-month period ending October 31, 2009.

The Fund currently offers five classes of shares: Class A, Class C, Class R, Class FI (formerly known as Financial Intermediary Class), and Class I (formerly known as Institutional Class). The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and/or service fees, which are charged only on Class A, Class C, Class R and Class FI shares. Transfer agent and shareholder servicing expenses are charged separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through December 21, 2009, the issuance date of the financial statements.

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32	Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks and equity interests†	$1,107,477,194	$10,168,271	—	$1,117,645,465
Preferred stocks†	—	—	$16,999,543	16,999,543
Short-term investments†	—	6,558,786	—	6,558,786

Total	$1,107,477,194	$16,727,057	$16,999,543	$1,141,203,794

†	See Portfolio of Investments for additional detailed categorizations.

Annual Report to Shareholders	33

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Preferred Stocks
Balance as of March 31, 2009	$20,000,013
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)[1]	(3,000,470)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of October 31, 2009	$16,999,543

Net unrealized appreciation (depreciation) for investments in securities still held at October 31, 2009[1]	$(3,000,469)

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended October 31, 2009, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$431,929,370	$483,356,949

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

34	Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank & Trust Company, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in the realized gain/(loss) on investment transactions. During the period ended October 31, 2009, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with GAAP. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

REIT Distributions

The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital

Annual Report to Shareholders	35

gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Restricted Securities

Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/ Shares/ Interest	Acquisition Date(s)	Cost	Fair Value at 10/31/09	Value per Unit/ Share	Percent of Net Assets	Distributions Received	Open Commitments
BG Medicine Inc.	1,538,462	07/08	$10,000,003	$10,000,003	$6.50	0.88%	—	—
Super Dimension Ltd., Series D-1	256,650	10/08	5,500,009	3,849,750	$15.00	0.34%	—	—
Super Dimension Ltd., Series D-2	209,986	10/08	4,500,000	3,149,790	$15.00	0.28%	—	—

			$20,000,012	$16,999,543		1.50%	—	—

Illiquid Securities

Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the Fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the Fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

36	Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

Market Price Risk

The prices of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.   Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Reclassifications

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have

Annual Report to Shareholders	37

no effect on net assets or net asset values per share. During the current period, the following reclassifications have been made:

	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In-Capital
(a)	$1,543,503	—	$(1,543,503)
(b)	(163,549)	$163,549	—

(a)	Reclassifications are primarily due to a tax net operating loss.

(b)	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes and book/tax differences in the treatment of various items.

Distributions to Shareholders

Subsequent to the period ended October 31, 2009, the Fund has made the following distributions:

Record Date Payable Date	Class A	Class C	Class R	Class FI	Class I
12/09/2009 12/10/2009	—	—	—	—	$0.041527

The tax character of distributions paid during the period ended October 31 and the periods ended March 31, were as follows:

	October 31, 2009	March 31, 2009	March 31, 2008
Distributions Paid From:
Net Long-term Capital Gains	—	—	$444,289,226

Accumulated Earnings on a Tax Basis

As of October 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$220,155
Capital Loss Carryforward*	(474,089,468)
Other book/tax temporary differences	(220,457	)A
Unrealized appreciation/(depreciation)	153,440,678	B

Total accumulated earnings/(losses) — net	$(320,649,092)

*	As of October 31, 2009, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
10/31/2016	$(151,721,525)
10/31/2017	(322,367,943)

$(474,089,468)

These	amounts will be available to offset any future taxable capital gains.

A

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

B	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

38	Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

Tax Cost of Investments

As of October 31, 2009, the aggregate cost of investments for federal income tax purposes was $987,757,342.

3.  Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Management and Advisory Fee	Net Asset Breakpoint
0.70%	on the first $1 billion of net assets
0.68%	on the next $1 billion of net assets
0.65%	on the next $3 billion of net assets
0.62%	on the next $5 billion of net assets
0.59%	on net assets exceeding $10 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors and certain other expenses. For the period ended October 31, 2009, LMCM reimbursed the Fund $33,626 for these expenses.

During the period, Legg Mason Fund Adviser, Inc. (“LMFA”) served as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) paid LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

As of September 30, 2009, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) replaced LMFA. Effective upon the substitution, LMPFA assumed the rights and responsibilities of LMFA under its administrative services agreement as described in the Fund’s prospectus.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. In addition, on February 1, 2009, Class C shares began to charge a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares bought by investors on or after that date, which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies to certain redemptions made within 12 months following purchases of $1,000,000 or more without an initial sales charge.

For the period April 1, 2009 through October 31, 2009, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In

Annual Report to Shareholders	39

addition, for the period April 1, 2009 through October 31, 2009, CDSCs paid to LMIS and its affiliates were approximately $1,000 and $7,000 on Class A and Class C shares, respectively.

LMCM, LMFA, LMPFA, and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4.  Derivative Instruments and Hedging Activities:

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

For the period April 1, 2009 through October 31, 2009, the Fund did not invest in any derivative instruments.

5.  Class Specific Expenses and/or Expense Reimbursements:

The Fund has adopted Rule 12b-1 distribution plans and under those plans the Fund pays service and/or distribution fees, based on the Fund’s Class A, Class C, Class R and Class FI shares average daily net assets, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Class A	N/A	0.25%
Class CA	0.75%	0.25%
Class R*	0.25%	0.25%
Class FIB*	0.10%	0.15%

A	On February 1, 2009, Primary Class shares were renamed as Class C shares.

B	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

*	The Rule 12b-1 plans for Class R and Class FI of the Fund provide for payments of distribution and service fees to LMIS at an annual rate of 0.75% and 0.40% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under the plan of 0.50% and 0.25% of the average daily net assets of Class R and Class FI, respectively.

40	Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

For the period April 1, 2009 through October 31, 2009, class specific expenses were as follows:

	Distribution Fees	Transfer Agent and Shareholder Servicing Expenses	Shareholder Reports Expenses*
Class A	$50,752	$10,620	$1,201
Class C	4,964,104	217,521	26,868
Class R	40,181	14,295	848
Class FIA	15,502	12,313	218
Class IA	—	6,676	863

Total	$5,070,539	$261,425	$29,998

A	On October 5, 2009 Financial Intermediary and Institutional Class shares were renamed Class FI and I shares, respectively.

*	For the period April 1, 2009 through September 10, 2009. Subsequent to September 10, 2009 these expenses were accrued as common fund expenses.

For the period April 1, 2009 through October 31, 2009, expense reimbursements by class were as follows:

Expense Reimbursements
Class A	$1,115
Class C	27,261
Class R	441
Class FI	341
Class I	4,468

Total	$33,626

For the year ended March 31, 2009, class specific expenses were as follows:

	Distribution Fees	Transfer Agent and Shareholder Servicing Expenses	Shareholder Reports Expenses
Class A	$8,927	$1,953	$1,500
Class C	11,669,480	612,510	297,720
Class R	73,514	31,895	1,325
Class FI	42,955	34,983	1,628
Class I	—	41,706	14,917

Total	$11,794,876	$723,047	$317,090

Annual Report to Shareholders	41

For the year ended March 31, 2009, expense reimbursements by class were as follows:

Expense Reimbursements
Class A	$361
Class C	122,169
Class R	1,538
Class FI	1,801
Class I	15,656

$141,525

6.  Transactions With Affiliated Companies:

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended October 31, 2009.

	Affiliate Value at 3/31/09	Purchased		Sold		Dividend Income	Value at 10/31/09	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
BG Medicine Inc	$10,000,003	—	—	—	—	—	$10,000,003	—
Pennymac Mortgage Investment A	—	$18,526,860	950,000	—	—	—	17,489,500	—
Super Dimension — Preferred	10,000,010	—	—	—	—	—	6,999,540	—
Syncora Holdings LTD	1,050,510	—	—	—	—	—	1,428,694	—

	$21,050,523	$18,526,860		—		—	$35,917,737	—

A	At the beginning of the reporting period, this security did not have affiliate status because it was not held by the Fund.

7.  Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 4, 2010. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the period ended October 31, 2009.

42	Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Capital Management Special Investment Trust, Inc. — Continued

8.  Fund Share Transactions:

At October 31, 2009, there were 100,000,000 shares authorized at $.001 par value for Class A, 200,000,000 shares authorized at $.001 par value for Class C, 500,000,000 shares authorized at $.001 par value for Class R, 100,000,000 shares authorized at $.001 par value for Class FI, and 50,000,000 shares authorized at $.001 par value for Class I of the Fund. Share transactions were as follows:

	Period Ended October 31, 2009†		Year Ended March 31, 2009				Year Ended March 31, 2008
	Shares	Amount	Shares		Amount		Shares	Amount
Class A
Shares sold	142,985	$3,063,362	2,019,760	A	$30,009,013	A	—	—
Shares repurchased	(189,964)	(4,054,494)	(345,266	)A	(4,835,328	)A	—	—

Net Increase (Decrease)	(46,979)	$(991,132)	1,674,494	A	$25,173,685	A	—	—

Class CB
Shares sold	953,273	$19,619,581	4,496,682		$96,382,321		4,155,059	$152,795,473
Shares issued on reinvestment	—	—	—		—		10,825,177	387,702,191
Shares repurchased	(4,324,515)	(91,037,666)	(31,715,877)		(672,400,068)		(28,305,755)	(955,294,866)

Net Decrease	(3,371,242)	$(71,418,085)	(27,219,195)		$(576,017,747)		(13,325,519)	$(414,797,202)

Class R
Shares sold	99,988	$2,493,800	300,143		$9,590,772		673,849	$29,354,726
Shares issued on reinvestment	—	—	—		—		26,412	1,097,603
Shares repurchased	(129,206)	(3,731,003)	(345,155)		(10,563,300)		(162,816)	(5,861,781)

Net Increase (Decrease)	(29,218)	$(1,237,203)	(45,012)		$(972,528)		537,445	$24,590,548

Class FIC
Shares sold	85,539	$2,359,973	135,484		$3,344,181		358,648	$16,548,055
Shares issued on reinvestment	—	—	—		—		152,258	6,788,535
Shares repurchased	(80,595)	(2,271,056)	(564,683)		(15,403,149)		(993,558)	(38,110,753)

Net Increase (Decrease)	4,944	$88,917	(429,199)		$(12,058,968)		(482,652)	$(14,774,163)

Class IC
Shares sold	1,240,034	$35,886,700	1,419,517		$38,558,340		1,624,168	$74,139,593
Shares issued on reinvestment	—	—	—		—		689,576	31,082,427
Shares repurchased	(756,994)	(20,141,300)	(2,689,818)		(72,625,242)		(1,897,031)	(78,708,760)

Net Increase (Decrease)	483,040	$15,745,400	(1,270,301)		$(34,066,902)		416,713	$26,513,260

†	For the period April 1, 2009 through October 1, 2009.

A	For the period February 3, 2009 (commencement of operations) to March 31, 2009.

B	On February 1, 2009 Primary Class shares were renamed Class C shares.

C	On October 5, 2009 Financial Intermediary and Institutional Class shares were renamed Class FI and I shares, respectively.

Annual Report to Shareholders	43

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Legg Mason Capital Management Special Investment Trust, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Capital Management Special Investment Trust, Inc. (the “Fund”) at October 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

December 21, 2009

44	Annual Report to Shareholders

Directors and Officers

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 International Drive, Attn: Fund Secretary, 7th Floor, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
INDEPENDENT DIRECTORSB:
Hearn, Ruby P. (1940) Director	Since 2004	15	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996- 2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 1985	15	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979- 1997).
Masters, Robin J.W. (1955) Director	Since 2002	15	Director of Cheyne Capital International Limited (investment advisory firm). Director/ Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc, and Western Asset Debt Securities Fund plc.	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 1989	15	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Annual Report to Shareholders	45

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 1999	Director/Trustee of all Legg Mason funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).
Rowan, S. Ford (1943) Director	Since 2002	15	None	Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University, since 2008. Formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).
Tarola, Robert M. (1950) Director	Since 2004	15	Director of TeleTech Holdings, Inc. (business process outsourcing)	President of Right Advisory LLC (corporate finance and governance consulting) since 2008; formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals and materials ) (1999 to 2008), and of MedStar Health, Inc. (hospitals and healthcare) (1996 to 1999); Partner, Price Waterhouse LLP (accounting and auditing) (1984 to 1996).

46	Annual Report to Shareholders

Directors and Officers — Continued

Name (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
INTERESTED DIRECTORSC
Fetting, Mark R. (1954) Chairman and Director	Director since 2001 and Chairman since 2008	Chairman and Director/Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008). Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008). Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991- 2000)
Odenath, David (1957) President and Director	Since 2008	15	None	Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008. Formerly: President of Prudential Annuities (2002-2008); Executive Vice President (since May 2003) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (2003-2008) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (2003-2008) of American Skandia Marketing, Inc.; President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999- 2003) of Prudential Investments; Senior Vice President (1999-2008) of Prudential Financial, Inc.; Senior Vice President (1993-1999) of PaineWebber Group, Inc. (investment banking)

Annual Report to Shareholders	47

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
EXECUTIVE OFFICERS:
Gerken, R. Jay (1951) Vice President	Since 2009	N/A	N/A	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliate; President of LMPFA (2006-present); President and CEO of Smith Barney Fund Management LLC and Chairman, President and CEO, Citi Fund Management Inc. (formerly registered investment advisor) (since 2002); Formerly: Managing Director of Citigroup Global Markets, Inc. (prior to 2006); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005).
Ozsolak, Kaprel (1965) Chief Financial Officer and Treasurer	Since 2009	N/A	N/A	Director of Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Vice President at Citigroup Asset Management (“CAM”) (1996 to 2005), Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005); Controller of certain mutual funds associated with CAM (2002-2004)

48	Annual Report to Shareholders

Directors and Officers — Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Frenkel, Robert I (1954) Secretary and Chief Legal Officer	Since 2009	N/A	N/A	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and Co. (2005 to present); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason and Co. (2008-present); Formerly: Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); Secretary of CFM (from 2001 to 2004)
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	N/A	N/A	Director of Global Compliance at Legg Mason & Co. (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC and certain affiliates; Managing Director of Compliance at CAM (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION’S WEBSITE (http://www.sec.gov).

A

Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their retirement, in accordance with the Board’s retirement policy, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their current employment with the Fund’s adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

Notes

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

Mark R. Fetting, Chairman

David R. Odenath, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

R. Jay Gerken, Vice President

Kaprel Ozsolak, Chief Financial Officer and Treasurer

Robert Frenkel, Secretary and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services, Inc.

Quincy, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K & L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Capital Management Special Investment Trust, Inc.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management Special Investment Trust, Inc. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMF-285/A (12/09)/SR09-988

NOT PART OF THE ANNUAL REPORT

Item 2.	Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Special Investment Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

(a)	(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)	(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accounting Fees and Services

(a)	Audit Fees

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2009 – $38,140

Fiscal Year Ended October 31, 2009 – $16,060

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2009 – $2,400

Fiscal Year Ended October 31, 2009 – $3,500

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2009 – $589,500

Fiscal Year Ended October 31, 2009 – $589,500

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Special Investment Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Special Investment Trust, Inc.

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Special Investment Trust, Inc.

Date: December 30, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Capital Management Special Investment Trust, Inc.

Date: December 30, 2009